Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2017
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net
5.	Real estate properties held for lease, net

	December 31, 2016	December 31, 2017
	US$	US$
Elementary schools	3,074,648	3,264,185
Basement parking	9,531,080	10,118,622
Kindergartens	8,269,659	9,596,645
Parking facilities	16,969,627	58,460,591
Clubhouses	6,008,447	8,181,616
Shopping mall	130,952,922	211,690,677

Total costs	174,806,383	301,312,336
Accumulated depreciation	(14,932,449)	(23,379,023)

Real estate properties held for lease, net	159,873,934	277,933,313

Depreciation expense for real estate properties held for lease for the year ended December 31, 2017 amounted to US$ 7,280,421 (2015: US$2,303,340; 2016: US$2,929,277).

As of December 31, 2017, US$48,610,581 of real estate properties held for lease were pledged as collateral for other debts (2016: US$23,696,316).

As of December 31, 2017, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$

2018	9,292,757
2019	9,982,702
2020	9,919,920
2021	9,657,447
2022 and thereafter	70,661,054

Total	109,513,880